Document and Entity Information	12 Months Ended
Jul. 31, 2012
Document and Entity Information
Entity Registrant Name	ONCOSEC MEDICAL Inc
Entity Central Index Key	0001444307
Document Type	S-1
Post-Effective Amendment Number	1
Document Period End Date	Jul. 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--07-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	The Company is filing this post-effective amendment to the Initial Registration Statement for the purposes of (1) updating its financial and other disclosures and (2) deregistering 8,000,000 shares of common stock issuable upon the exercise of Series B and Series C Warrants to purchase the Company’s common stock, which warrants expired pursuant to their terms in February 2012.